Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Sale proceeds	$ 14,667	$ 953	$ 4,349
Gross realized gains	6	0	18
Gross realized losses	393	0	0
Gains (losses) from securities called or settled by the issuer	$ (26)	$ 12	$ 1